[JONES VARGAS LETTERHEAD]

December 7, 2005

Via EDGAR Transmission

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

  RE:
  Power Efficiency Corporation (the "Registrant")—Amendment No. 1 to
  Registration Statement on Form SB-2—Registration File No. 333-129233

Ladies and Gentlemen:

        Pursuant to Section 6 of the Securities Act of 1933, as amended, enclosed herewith for filing via EDGAR transmission is Amendment No. 1 to the Registration Statement on Form SB-2 filed by the Registrant on October 25, 2005.

        If you have any questions or require additional information, please do not hesitate to contact me, William Greenlee or Diane Markert of this office at 702-862-3300.

Very truly yours,
JONES VARGAS
CRAIG H. NORVILLE
cc:	Russell Mancuso Jay Mumford Steven S. Strasser